T. ROWE PRICE Large-Cap Growth Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.1%
COMMUNICATION SERVICES  11.9%
Entertainment  1.5%
Netflix (1) 2,823,482 271,478
271,478
Interactive Media & Services  10.4%
Alphabet, Class A  4,732,205 1,360,793
Meta Platforms, Class A  1,038,379 594,088
1,954,881
Total Communication Services 2,226,359
CONSUMER DISCRETIONARY  7.7%
Broadline Retail  5.0%
Amazon.com (1) 3,552,556 739,891
MercadoLibre (1) 114,129 197,331
937,222
Hotels, Restaurants & Leisure  2.7%
Booking Holdings  49,174 207,038
Chipotle Mexican Grill (1) 3,734,267 119,534
DoorDash, Class A (1) 1,195,465 179,499
506,071
Total Consumer Discretionary 1,443,293
CONSUMER STAPLES  0.3%
Food Products  0.3%
FHU U.S. Holdings, Acquisition Date: 10/14/25,
Cost $50,317 (1)(2)(3)(4) 11,291 50,317
Total Consumer Staples 50,317
FINANCIALS  10.6%
Capital Markets  1.4%
iCapital, Acquisition Date: 3/10/25 - 1/7/26, Cost $70,508 (1)(2)
(3) 5,036,379 85,619
Tradeweb Markets, Class A  1,460,252 171,813
257,432
Financial Services  9.2%
Adyen, ADR (1)(5) 14,226,406 141,837
Block (1) 8,052,667 484,609
Mastercard, Class A  1,103,420 551,335
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $17,445 (1)(2)(3) 696,358 43,871

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Visa, Class A  1,637,595 494,947
1,716,599
Total Financials 1,974,031
HEALTH CARE  9.5%
Biotechnology  1.8%
Argenx, ADR (1) 212,294 155,028
Natera (1) 943,709 188,732
343,760
Health Care Equipment & Supplies  3.4%
Intuitive Surgical (1) 843,683 388,929
Stryker  749,276 246,205
635,134
Health Care Providers & Services  1.3%
UnitedHealth Group  925,026 250,303
250,303
Life Sciences Tools & Services  0.8%
Danaher  754,194 142,995
142,995
Pharmaceuticals  2.2%
Eli Lilly  452,037 415,770
415,770
Total Health Care 1,787,962
INDUSTRIALS & BUSINESS SERVICES  3.5%
Aerospace & Defense  2.9%
Boeing (1) 766,232 152,503
Howmet Aerospace  1,323,096 304,921
StandardAero (1) 3,534,005 91,283
548,707
Machinery  0.6%
Ingersoll Rand (5) 1,499,888 120,171
120,171
Total Industrials & Business Services 668,878
INFORMATION TECHNOLOGY  51.0%
Communications Equipment  2.6%
Arista Networks (1) 2,574,505 316,098
Ciena (1) 426,765 165,683
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $22,585 (1)(2)(3) 46,476 —
481,781

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments & Components  2.4%
Amphenol, Class A  2,382,759 301,061
Fabrinet (1) 272,591 142,162
443,223
IT Services  1.2%
MongoDB (1) 475,229 116,322
Shopify, Class A (1) 926,918 109,951
226,273
Semiconductors & Semiconductor Equipment  20.6%
Broadcom  3,293,210 1,019,281
Entegris (5) 1,608,929 188,631
Lattice Semiconductor (1) 2,202,419 204,296
NVIDIA  13,206,253 2,303,171
Tower Semiconductor (1) 861,818 151,232
3,866,611
Software  14.4%
AppLovin, Class A (1) 231,321 92,066
Canva, Class A, Acquisition Date: 10/6/25 - 11/5/25,
Cost $24,263 (1)(2)(3) 14,739 22,056
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $34,224 (1)(2)(3) 20,080 30,048
Celonis, Acquisition Date: 6/17/21, Cost $9,559 (1)(2)(3) 25,851 3,104
Datadog, Class A (1) 1,213,183 143,216
HubSpot (1) 723,386 176,578
Intuit  771,554 333,604
Microsoft  4,565,480 1,690,004
ServiceNow (1) 1,929,647 201,744
Socure, Acquisition Date: 12/22/21, Cost $5,161 (1)(2)(3) 321,182 3,225
2,695,645
Technology Hardware, Storage & Peripherals  9.8%
Apple  7,244,756 1,838,646
1,838,646
Total Information Technology 9,552,179
Total Miscellaneous Common Stocks  3.6% (6) 679,334
Total Common Stocks (Cost $8,278,279) 18,382,353

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  1.7%
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $38,324 (1)(2)(3) 630,376 139
Total Industrials & Business Services 139
INFORMATION TECHNOLOGY  1.1%
Software  1.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,321 (1)(2)(3) 1,362 2,038
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $552 (1)(2)(3) 324 485
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $56 (1)(2)(3) 33 49
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $2 (1)(2)(3) 1 2
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $39,355 (1)(2)(3) 106,424 12,777
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $22,390 (1)(2)(3) 304,686 57,890
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $27,654 (1)(2)(3) 2,118,369 31,987
Nuro, Series D, Acquisition Date: 10/29/21, Cost $11,163 (1)(2)
(3) 535,481 8,188
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $8,062 (1)
(2)(3) 26,272 18,067
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $23,981 (1)(2)(3) 401,388 7,133
Rappi, Series F, Acquisition Date: 7/8/21, Cost $35,081 (1)(2)
(3) 544,536 10,003
Socure, Series A, Acquisition Date: 12/22/21, Cost $6,272 (1)
(2)(3) 390,346 3,919
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $5,148 (1)
(2)(3) 320,373 3,217
Socure, Series B, Acquisition Date: 12/22/21, Cost $93 (1)(2)(3) 5,796 58
Socure, Series E, Acquisition Date: 10/27/21, Cost $11,932 (1)
(2)(3) 742,561 7,455
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $16,210 (1)
(2)(3) 188,785 31,854
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $1,297 (1)
(2)(3) 14,135 2,406
Total Information Technology 197,528

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  0.6%
Chemicals  0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $23,334 (1)(2)(3) 492,252 23,170
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $8,205 (1)(2)(3) 171,891 8,091
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $16,932 (1)
(2)(3) 410,238 4,455
Sila Nano, Series G, Acquisition Date: 6/26/24,
Cost $17,517 (1)(2)(3) 1,066,996 10,094
45,810
Metals & Mining  0.4%
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $51,902 (1)(2)(3) 610,955 68,800
68,800
Total Materials 114,610
Total Convertible Preferred Stocks (Cost $367,783) 312,277
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 3.71% (7)(8) 45,256,712 45,257
Total Short-Term Investments (Cost $45,257) 45,257
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.68% (7)(8) 22,191,268 22,191
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 22,191
Total Securities Lending Collateral (Cost $22,191) 22,191
Total Investments in Securities  100.1%
(Cost $8,713,510) $ 18,762,078
Other Assets Less Liabilities (0.1)% (27,369)
Net Assets 100.0% $ 18,734,709

T. ROWE PRICE Large-Cap Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $550,517 and represents 2.9% of net assets.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) All or a portion of this security is on loan at March 31, 2026.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Large-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 434
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 434+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 404,758  ¤  ¤ $ 45,257
T. Rowe Price Treasury
Reserve Fund, 3.68% 24,980  ¤  ¤ 22,191
Total $ 67,448^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $434 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $67,448.

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Large-Cap Growth Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Large-Cap Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Large-Cap Growth Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $19,507,000 for the period ended March 31, 2026.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 18,144,113 $ — $ 238,240 $ 18,382,353
Convertible Preferred Stocks — — 312,277 312,277
Short-Term Investments 45,257 — — 45,257
Securities Lending Collateral 22,191 — — 22,191
Total $ 18,211,561 $ — $ 550,517 $ 18,762,078
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 197,215 $ 24,190 $ 16,835 $ 238,240
Convertible Preferred Stocks 316,960 (4,683) — 312,277
Total $ 514,175 $ 19,507 $ 16,835 $ 550,517

T. ROWE PRICE Large-Cap Growth Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1232-054Q1 03/26